Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Deferred assets, net	€ 174,923	€ 152,507	€ 149,921
Net deferred liabilities	(1,034,823)	(633,984)	(556,813)
Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	61,152
Assets
Deferred tax assets and liabilities
Deferred assets, net	186,345	154,463	185,034
Net deferred Liabilities	115,918	75,873	74,284
Assets | Provisions
Deferred tax assets and liabilities
Deferred assets, net	20,511	8,387	3,942
Net deferred Liabilities	70,206	37,671	36,663
Assets | Inventories
Deferred tax assets and liabilities
Deferred assets, net	67,557	47,908	59,129
Net deferred Liabilities	652	5,532	1,673
Assets | Tax credit rights
Deferred tax assets and liabilities
Deferred assets, net	33,921	26,425	57,896
Assets | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	58,159	51,750	53,063
Net deferred Liabilities	2,993	2,160	12,024
Assets | Tax credits (deductions)
Deferred tax assets and liabilities
Net deferred Liabilities	14,578
Assets | Other
Deferred tax assets and liabilities
Deferred assets, net	6,197	19,993	11,004
Net deferred Liabilities	27,489	30,510	23,924
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(11,422)	(1,956)	(35,113)
Net deferred Liabilities	(1,150,741)	(709,857)	(631,097)
Liabilities | Other
Deferred tax assets and liabilities
Deferred assets, net	(6,994)
Liabilities | Goodwill
Deferred tax assets and liabilities
Deferred assets, net	(3,063)	(2,106)	(30,040)
Net deferred Liabilities	(337,948)	(272,596)	(215,907)
Liabilities | Fixed assets, amortisation and depreciation
Deferred tax assets and liabilities
Deferred assets, net	(16)	3,151	(3,011)
Liabilities | Intangible assets
Deferred tax assets and liabilities
Deferred assets, net	(1,349)	(3,001)	(2,062)
Net deferred Liabilities	(669,316)	(288,819)	(270,145)
Liabilities | Fixed assets
Deferred tax assets and liabilities
Net deferred Liabilities	(92,811)	(86,899)	(78,325)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (50,666)	€ (61,543)	€ (66,720)